INCOME TAX EXPENSES (Details - Singapore income tax expense) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income before tax expenses:	$ 1,235	$ 5,535	$ 5,601
Tax at the domestic income tax rate	210	941	952
Tax effect of expenses that are not deductible in determining taxable profit	21	12	12
Non-taxable incomes	(7)	(6)	(19)
Tax exemption	(15)	(26)	(19)
Capital allowances and rebate	(155)	(1)
Others	95	0	(25)
Total income tax expenses	$ 149	$ 920	$ 901